UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21079

 NAME OF REGISTRANT:                     Trust for Advisor Solutions



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 8510 Colonnade Center Drive
                                         Suite 150
     					 Raleigh, NC 27615

 NAME AND ADDRESS OF AGENT FOR SERVICE:  David B. Perkins
                                         8510 Colonnade Center Drive
                                         Suite 150
                                         Raleigh, NC 27615

 REGISTRANT'S TELEPHONE NUMBER:          866-388-6292

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2018 - 06/30/2019


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Hatteras Alpha Hedged Strategies Fund
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 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Trust for Advisor Solutions
By (Signature)       /s/ David B. Perkins
Name                 David B. Perkins
Title                President
Date                 08/12/2019